SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 358,905	$ 2,800,000	$ 2,450,000
Advance from customers	32,562	254,032	800,604
Total	$ 391,467	$ 3,054,032	$ 3,250,604